Share capital	12 Months Ended
Mar. 31, 2021
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capitalAs at March 31, 2021, the Company had 128,528,515 Common Shares issued and outstanding, unlimited shares authorized (2020 – 92,206,817).
The Company’s authorized share capital consists of (i) an unlimited number of Subordinate Voting Shares and (ii) an unlimited number of preferred shares, issuable in series.
Common Shares
The Common Shares consist of Subordinate Voting Shares. The holders of outstanding Subordinate Voting Shares are entitled to one vote per share and are entitled to receive dividends at such times and in such amounts and form as the Board may from time to time determine, but subject to the rights of the holders of any preferred shares.
Preferred Shares
The preferred shares are issuable at any time and from time to time in one or more series. The Board is authorized to fix before issue the number of, the consideration per share of, the designation of, and the provisions attaching to, the preferred shares of each series, which may include voting rights, the whole subject to the issue of a certificate of amendment setting forth the designation and provisions attaching to the preferred shares or shares of the series.
Fiscal 2021
Initial Public Offering on the New York Stock Exchange
On September 15, 2020, the Company completed an initial public offering on the NYSE and issued 10,896,196 Subordinate Voting Shares for a total gross consideration of $332,334, including 896,196 Subordinate Voting Shares issued upon the partial exercise of the underwriters’ over-allotment option which accounted for total gross consideration of $27,334. Share issuance costs amounted to $18,044. A secondary sale of 2,142,808 Subordinate Voting Shares by certain shareholders was also made on the same day for gross consideration of $65,356, with the underwriting fees relating to their shares being paid by the selling shareholders. This secondary sale included the conversion of 238,456 Multiple Voting Shares into Subordinate Voting Shares.
Automatic Conversion of Multiple Voting Shares
The Company previously had Multiple Voting Shares issued and outstanding, but all such Multiple Voting Shares were automatically converted into Subordinate Voting Shares on a one-for-one basis on December 1, 2020 as a result of reaching the automatic conversion ownership threshold attached to the Multiple Voting Shares, all in accordance with their terms. As a result of such automatic conversion, the Subordinate Voting Shares are the Company’s only class of shares issued and outstanding, and they continue to carry one vote per share. Pursuant to the terms of the Company’s restated articles of incorporation, upon the automatic conversion of all of its issued and outstanding Multiple Voting Shares, the authorized and unissued Multiple Voting Shares as a class were automatically deleted entirely from the Company’s authorized capital, together with the rights, privileges, restrictions and conditions attaching thereto, such that as at March 31, 2021, the Company has only two classes of shares authorized for issuance, being the Subordinate Voting Shares and the preferred shares.
New Issue and Secondary Offering
On February 12, 2021, the Company completed a marketed public offering of Subordinate Voting Shares in the United States and Canada through the issuance of new shares and a sale of shares held by certain shareholders, including DHIDasilva Holdings Inc. (a company controlled by our founder and Chief Executive Officer) and certain members of management. The marketed public offering consisted of an aggregate of 9,660,000 Subordinate Voting Shares, including the exercise in full by the underwriters of their over-allotment option to purchase 1,260,000 additional Subordinate Voting Shares. A total of 8,860,000 Subordinate Voting Shares were issued from treasury for gross proceeds of $620,200 for the Company, with share issuance costs (including the underwriters' fee and other expenses related to the offering) for the
Company amounting to $26,202. A sale of 800,000 Subordinate Voting Shares by DHIDasilva Holdings Inc. and certain members of management was also made on the same day for gross proceeds of $56,000, with the underwriting fees relating to their shares being paid by the selling shareholders.
Fiscal 2020
On June 26, 2019, a warrant holder was issued 31,647 Subordinate Voting Shares as a result of its net exercise of 37,500 warrants at an exercise price per Subordinate Voting Share of $4.00.
On August 12, 2019, another warrant holder was issued 54,604 Subordinate Voting Shares as a result of its net exercise of 61,403 warrants at an exercise price per Subordinate Voting Share of $4.07.
On February 27, 2020, the Company completed a new issue and secondary offering ("Bought Deal Offering") on a bought deal basis of its Subordinate Voting Shares through the issuance of new shares and a secondary sale of shares by certain shareholders. The Bought Deal Offering consisted of an aggregate of 7,717,650 Subordinate Voting Shares, including the exercise in full by the underwriters of their over-allotment option to purchase 1,006,650 additional Subordinate Voting Shares. A total of 4,695,000 Subordinate Voting Shares were issued from treasury for gross consideration of $130,933 for the Company, with share issuance costs for the Company amounting to $5,595. A total of 3,022,650 Subordinate Voting Shares were sold by the selling shareholders for gross consideration of $84,295, with the underwriting fees relating to their shares being paid by the selling shareholders.